Cash and balances with central bank (Tables)	12 Months Ended
Dec. 31, 2023
Cash and balances with central bank [abstract]
Summary of cash and balances with central bank

Cash and balances with central banks
in EUR million	2023	2022
Amounts held at central banks [1]	88,627	85,934
Cash and bank balances	1,587	1,681
	90,214	87,614
1 Amounts held at central banks include an amount of EUR -5 million (2022: EUR -12 million) of Loan loss provisions.